Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 2,330,900	¥ 1,719,300	¥ 1,560,200
Others	137,700	(5,400)	72,000
Profit before tax	1,555,030	654,246	1,207,789
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(388,400)	(344,500)	(274,000)
Gains on equity instruments	446,100	509,800	249,800
Extraordinary gains or losses and others	(136,900)	(184,700)	(193,700)
Profit before tax under Japanese GAAP	2,251,700	1,699,900	1,342,300
Scope of consolidation	8,400	8,100	7,400
Derivative financial instruments	(286,400)	(417,900)	(111,600)
Investment securities	(418,100)	(601,900)	(43,400)
Loans and advances	(71,700)	(103,000)	2,400
Investments in associates and joint ventures	80,200	14,000	(20,200)
Property, plant and equipment	(1,500)	(2,200)	22,700
Lease accounting	(400)	(2,200)	(1,900)
Defined benefit plans	(105,000)	(69,100)	(53,800)
Foreign currency translation	(55,300)	20,800	(32,200)
Classification of equity and liability	56,200	38,600	18,900
Others	¥ 96,900	¥ 69,100	¥ 77,200